Income Taxes - Summary of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Lease liabilities	$ 31,615,510	$ 33,474,270
Net operating losses	16,559,000	7,249,097
163(j) carryforward	2,024,652	1,268,076
Debt issuance costs	2,419,687	4,412,375
Capital acquisition costs	2,011,450	779,367
Other	16,001,597	13,763,638
Total deferred tax assets	70,631,896	60,946,823
Less: Valuation allowance (Canada)	(16,851,707)	(7,928,553)
Net deferred tax assets	53,780,189	53,018,270
Deferred tax liabilities
Right-of-use assets	(30,349,474)	(32,855,049)
Fixed assets	(11,196,500)	(9,763,083)
Goodwill	(10,660,618)	(8,430,589)
Other	(3,266,608)	(2,962,724)
Total deferred tax liabilities	(55,473,200)	(54,011,445)
Net deferred tax liabilities	$ (1,693,011)	$ (993,175)